Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
February 28, 2023
FEG-NPRT1-0423
1.797938.119
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.3%
Interactive Media & Services - 1.7%
Pinterest, Inc. Class A (a)	1,288,200	32,347
Zoominfo Technologies, Inc. (a)	663,000	16,025
		48,372
Media - 1.6%
The Trade Desk, Inc. (a)	836,700	46,822
TOTAL COMMUNICATION SERVICES		95,194
CONSUMER DISCRETIONARY - 12.0%
Distributors - 1.7%
Genuine Parts Co.	133,000	23,522
Pool Corp.	76,095	27,155
		50,677
Diversified Consumer Services - 0.3%
Duolingo, Inc. (a)	105,200	9,551
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	15,800	23,559
Choice Hotels International, Inc. (b)	152,994	18,108
Churchill Downs, Inc.	115,500	28,388
Domino's Pizza, Inc.	97,800	28,754
		98,809
Household Durables - 0.3%
NVR, Inc. (a)	1,647	8,521
Internet & Direct Marketing Retail - 0.1%
Lyft, Inc. (a)	191,078	1,911
Multiline Retail - 0.5%
Dollar General Corp.	64,900	14,038
Specialty Retail - 5.6%
AutoZone, Inc. (a)	37,900	94,240
O'Reilly Automotive, Inc. (a)	68,407	56,785
Tractor Supply Co.	61,135	14,260
		165,285
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	4,688	1,952
TOTAL CONSUMER DISCRETIONARY		350,744
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	214,678	13,926
Celsius Holdings, Inc. (a)	197,400	17,924
		31,850
Food Products - 1.0%
Bunge Ltd.	158,000	15,089
Darling Ingredients, Inc. (a)	247,000	15,628
		30,717
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,267	5,169
TOTAL CONSUMER STAPLES		67,736
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp. (a)	807,700	21,162
Cheniere Energy, Inc.	245,100	38,564
Hess Corp.	223,800	30,146
Marathon Petroleum Corp.	27,199	3,362
Occidental Petroleum Corp.	221,298	12,959
PDC Energy, Inc.	598,233	40,147
		146,340
FINANCIALS - 9.4%
Capital Markets - 7.6%
Ameriprise Financial, Inc.	70,000	24,001
Bank of New York Mellon Corp.	154,598	7,866
LPL Financial	161,300	40,254
MarketAxess Holdings, Inc.	67,362	23,001
Moody's Corp.	17,000	4,933
MSCI, Inc.	139,918	73,058
Raymond James Financial, Inc.	262,000	28,417
S&P Global, Inc.	4,061	1,386
T. Rowe Price Group, Inc.	138,000	15,495
Tradeweb Markets, Inc. Class A	38,841	2,753
		221,164
Insurance - 1.8%
Arthur J. Gallagher & Co.	147,000	27,540
Everest Re Group Ltd.	25,096	9,636
Hartford Financial Services Group, Inc.	208,900	16,353
		53,529
TOTAL FINANCIALS		274,693
HEALTH CARE - 16.1%
Health Care Equipment & Supplies - 5.1%
DexCom, Inc. (a)	564,271	62,640
Edwards Lifesciences Corp. (a)	82,876	6,667
IDEXX Laboratories, Inc. (a)	16,000	7,572
Intuitive Surgical, Inc. (a)	17,974	4,123
ResMed, Inc.	313,814	66,842
		147,844
Health Care Providers & Services - 3.5%
Laboratory Corp. of America Holdings	51,500	12,327
McKesson Corp.	89,948	31,465
Molina Healthcare, Inc. (a)	213,000	58,645
		102,437
Health Care Technology - 1.1%
Doximity, Inc. (a)(b)	500,000	16,815
Veeva Systems, Inc. Class A (a)	100,000	16,566
		33,381
Life Sciences Tools & Services - 6.4%
Agilent Technologies, Inc.	120,400	17,093
Charles River Laboratories International, Inc. (a)	180,885	39,675
Maravai LifeSciences Holdings, Inc. (a)	288,979	4,262
Mettler-Toledo International, Inc. (a)	58,800	84,302
West Pharmaceutical Services, Inc.	132,593	42,036
		187,368
TOTAL HEALTH CARE		471,030
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	43,158	32,104
Building Products - 4.1%
Builders FirstSource, Inc. (a)	260,000	22,043
Carlisle Companies, Inc.	94,900	24,505
Carrier Global Corp.	759,618	34,206
Trane Technologies PLC	207,500	38,381
		119,135
Commercial Services & Supplies - 4.2%
Cintas Corp.	123,449	54,129
Copart, Inc. (a)	782,900	55,163
GFL Environmental, Inc.	360,218	10,940
Tetra Tech, Inc.	32,000	4,380
		124,612
Construction & Engineering - 1.2%
Quanta Services, Inc.	211,000	34,055
Electrical Equipment - 1.8%
AMETEK, Inc.	190,900	27,024
Atkore, Inc. (a)	178,000	25,992
Nextracker, Inc. Class A	12,000	365
		53,381
Machinery - 3.9%
Cummins, Inc.	73,257	17,807
IDEX Corp.	91,510	20,588
Otis Worldwide Corp.	212,600	17,990
Parker Hannifin Corp.	78,300	27,550
Toro Co.	263,106	29,057
		112,992
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	82,952	7,858
CoStar Group, Inc. (a)	152,800	10,797
		18,655
Road & Rail - 2.3%
Old Dominion Freight Lines, Inc.	196,885	66,795
Trading Companies & Distributors - 1.4%
W.W. Grainger, Inc.	61,000	40,774
TOTAL INDUSTRIALS		602,503
INFORMATION TECHNOLOGY - 27.4%
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	460,510	35,699
Keysight Technologies, Inc. (a)	221,400	35,415
		71,114
IT Services - 3.5%
Adyen BV (a)(c)	1,392	1,973
EPAM Systems, Inc. (a)	164,904	50,733
Paychex, Inc.	355,400	39,236
SS&C Technologies Holdings, Inc.	166,300	9,762
		101,704
Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	12,000	7,131
Enphase Energy, Inc. (a)	12,400	2,611
KLA Corp.	22,700	8,612
Lam Research Corp.	11,577	5,627
Lattice Semiconductor Corp. (a)	358,500	30,458
Monolithic Power Systems, Inc.	38,400	18,597
NXP Semiconductors NV	54,400	9,709
onsemi (a)	1,110,000	85,925
		168,670
Software - 15.8%
Atlassian Corp. PLC (a)	34,000	5,587
Autodesk, Inc. (a)	77,816	15,461
Bill Holdings, Inc. (a)	162,700	13,769
Cadence Design Systems, Inc. (a)	573,000	110,554
Coupa Software, Inc. (a)	135,000	10,935
Datadog, Inc. Class A (a)(b)	290,000	22,191
Dynatrace, Inc. (a)	559,000	23,774
Fortinet, Inc. (a)	1,315,000	78,164
Gen Digital, Inc.	446,400	8,709
HubSpot, Inc. (a)	44,017	17,028
Intuit, Inc.	18,000	7,329
Paycom Software, Inc. (a)	95,900	27,721
Roper Technologies, Inc.	19,671	8,462
Synopsys, Inc. (a)	208,079	75,691
Zoom Video Communications, Inc. Class A (a)	493,800	36,833
		462,208
TOTAL INFORMATION TECHNOLOGY		803,696
MATERIALS - 1.8%
Chemicals - 0.2%
Sherwin-Williams Co.	21,987	4,867
Metals & Mining - 1.6%
Steel Dynamics, Inc.	379,300	47,834
TOTAL MATERIALS		52,701
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
SBA Communications Corp. Class A	19,471	5,050
VICI Properties, Inc.	590,369	19,795
		24,845
TOTAL COMMON STOCKS (Cost $1,810,189)		2,889,482

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (d)	41,523,108	41,531
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	22,743,422	22,746
TOTAL MONEY MARKET FUNDS (Cost $64,277)		64,277

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,874,466)	2,953,759
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(25,436)
NET ASSETS - 100.0%	2,928,323

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,973,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	63,334	179,656	201,459	713	-	-	41,531	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	30,126	144,083	151,463	9	-	-	22,746	0.1%
Total	93,460	323,739	352,922	722	-	-	64,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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